CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	421,521,162	415,330,312
Ordinary shares, shares outstanding	333,759,632	328,513,282
Treasury Stock, shares	87,761,530	86,817,030